Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table provides the information required for our named executive officers for each of the fiscal years ended December 31, 2022, December 31, 2021, and December 31, 2020 along with the required financial information required for each fiscal year. CAP is calculated in accordance with SEC rules and includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year. CAP does not correlate to the total amount of cash or equity compensation paid or received during each fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive, and the amount of compensation ultimately received may, in fact, be different from the CAP amounts disclosed in the table below.

					Year-end value of $100 invested on December 31, 2019 in:
	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)(4)(5)	Total Shareholder Return	Peer Group Total Shareholder Return (6)	Net Income (in millions)	Revenue (in millions)
Year	$	$	$	$	$	$	$	$
2022	3,287,862	25,221,430	958,883	4,539,264	324.67	99.81	-36.2	93.5
2021	7,370,365	5,172,911	1,441,564	1,068,071	100.79	125.43	-44.2	30.3
2020	2,385,687	2,664,885	928,500	1,040,799	104.68	130.04	-28.7	25.6

(1)	For all years reported, the principal executive officer (“PEO”) was Waleeed Hassanein, M.D., President and Chief Executive Officer.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Total Compensation from SCT	3,287,862	958,883	7,370,365	1,441,564	2,385,687	928,500
Total Adjustments for Pension	—	—	—	—	—	—
Adjustments for Equity Awards
Adjustment for SCT grant date fair value	(1,825,900)	(328,662)	(6,377,940)	(977,265)	(1,445,960)	(405,485)
Year-end fair value of unvested awards granted in the current year	10,641,343	1,915,465	2,075,640	318,044	1,671,240	469,456
Year-over-year difference of year-end fair values for unvested awards granted in prior years	8,789,191	1,344,193	(136,022)	(16,872)	67,300	9,331
Fair value at vesting date for awards granted and vested in current year	1,647,831	296,601	949,688	145,504	312,077	87,658
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	2,681,103	352,784	1,291,179	157,096	(325,459)	(48,661)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—
Total Adjustments for Equity Awards	21,933,568	3,580,381	(2,197,454)	(373,493)	279,198	112,300
Compensation Actually Paid (as calculated)	25,221,430	4,539,264	5,172,911	1,068,071	2,664,885	1,040,799

(3)	The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

a.	Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and remaining term, as of the applicable vesting date or fiscal year end.

b.	Strike price is based on each grant date closing price and asset price is based on the closing price on the applicable vesting date or fiscal year end.

c.	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the applicable vesting date or fiscal year end.

d.
Historical volatility is based on the daily price history for each year of remaining expected life prior to each applicable vesting date or fiscal year end; closing prices are provided by S&P Capital IQ and are adjusted for dividends and splits.

e.	Represents annual dividend yield on each applicable vesting date or fiscal year end.

(4)	The folowing table illustrates the valuation assumptions as of the vesting date for awards that vested in each of 2022, 2021 and 2020:

	For Stock Options Vesting in
	2022	2021	2020
Expected volatility	69.15% - 76.30%	64.38% - 72.22%	56.71% - 71.56%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term, in years	3.2 - 5.0	3.0 - 5.0	3.2 - 5.0
Risk-free interest rate	0.97% - 4.48%	0.19% - 1.34%	0.15% - 1.69%

(5)	Non-PEO named executive officers reflect the average SCT total compensation and average CAP for the following executives by year:

a.
2022: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

b.
2021: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

c.	2020: Stephen Gordon (Chief Financial Officer) and Tamer Khayal, M.D. (Chief Commercial Officer).

(6)	For purposes of the “Peer group total shareholder return” column of this table, the Nasdaq Healthcare Index (IXHC) was used as our selected peer group.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(5)	Non-PEO named executive officers reflect the average SCT total compensation and average CAP for the following executives by year:

a.
2022: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

b.
2021: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

c.	2020: Stephen Gordon (Chief Financial Officer) and Tamer Khayal, M.D. (Chief Commercial Officer).

Peer Group Issuers, Footnote [Text Block]	the Nasdaq Healthcare Index (IXHC) was used as our selected peer group.
PEO Total Compensation Amount	$ 3,287,862	$ 7,370,365	$ 2,385,687
PEO Actually Paid Compensation Amount	$ 25,221,430	5,172,911	2,664,885
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Total Compensation from SCT	3,287,862	958,883	7,370,365	1,441,564	2,385,687	928,500
Total Adjustments for Pension	—	—	—	—	—	—
Adjustments for Equity Awards
Adjustment for SCT grant date fair value	(1,825,900)	(328,662)	(6,377,940)	(977,265)	(1,445,960)	(405,485)
Year-end fair value of unvested awards granted in the current year	10,641,343	1,915,465	2,075,640	318,044	1,671,240	469,456
Year-over-year difference of year-end fair values for unvested awards granted in prior years	8,789,191	1,344,193	(136,022)	(16,872)	67,300	9,331
Fair value at vesting date for awards granted and vested in current year	1,647,831	296,601	949,688	145,504	312,077	87,658
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	2,681,103	352,784	1,291,179	157,096	(325,459)	(48,661)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—
Total Adjustments for Equity Awards	21,933,568	3,580,381	(2,197,454)	(373,493)	279,198	112,300
Compensation Actually Paid (as calculated)	25,221,430	4,539,264	5,172,911	1,068,071	2,664,885	1,040,799

Non-PEO NEO Average Total Compensation Amount	$ 958,883	1,441,564	928,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,539,264	1,068,071	1,040,799
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Total Compensation from SCT	3,287,862	958,883	7,370,365	1,441,564	2,385,687	928,500
Total Adjustments for Pension	—	—	—	—	—	—
Adjustments for Equity Awards
Adjustment for SCT grant date fair value	(1,825,900)	(328,662)	(6,377,940)	(977,265)	(1,445,960)	(405,485)
Year-end fair value of unvested awards granted in the current year	10,641,343	1,915,465	2,075,640	318,044	1,671,240	469,456
Year-over-year difference of year-end fair values for unvested awards granted in prior years	8,789,191	1,344,193	(136,022)	(16,872)	67,300	9,331
Fair value at vesting date for awards granted and vested in current year	1,647,831	296,601	949,688	145,504	312,077	87,658
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	2,681,103	352,784	1,291,179	157,096	(325,459)	(48,661)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—
Total Adjustments for Equity Awards	21,933,568	3,580,381	(2,197,454)	(373,493)	279,198	112,300
Compensation Actually Paid (as calculated)	25,221,430	4,539,264	5,172,911	1,068,071	2,664,885	1,040,799

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
As described in greater detail in the CD&A, we have a significant focus on pay-for-performance.
The most important financial and
non-financial
performance measures used to link CAP (as calculated in accordance with the SEC rules), to our named executive officers in 2022 to our performance were:

•	Revenue;

•	Financing the business;

•	Receive FDA approval and/or meet enrollment milestones; and

•	Expand, maintain, and continue developing current high-quality programs and products.

Total Shareholder Return Amount	$ 324.67	100.79	104.68
Peer Group Total Shareholder Return Amount	99.81	125.43	130.04
Net Income (Loss)	$ (36,200,000)	$ (44,200,000)	$ (28,700,000)
Company Selected Measure Amount	93,500,000	30,300,000	25,600,000
PEO Name	Waleeed Hassanein, M.D.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Financing the business
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Receive FDA approval and/or meet enrollment milestones
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Expand, maintain, and continue developing current high-quality programs and products
PEO [Member] | Adjustment for SCT grant date fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,825,900)	$ (6,377,940)	$ (1,445,960)
PEO [Member] | Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,641,343	2,075,640	1,671,240
PEO [Member] | Year Over Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,789,191	(136,022)	67,300
PEO [Member] | Fair value at vesting date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,647,831	949,688	312,077
PEO [Member] | Fair Values Between Prior Year End Fair Values And Vesting Date Fair Values For Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,681,103	1,291,179	(325,459)
PEO [Member] | Forfeitures during current year equal to prior yearend fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,933,568	(2,197,454)	279,198
PEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for SCT grant date fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(328,662)	(977,265)	(405,485)
Non-PEO NEO [Member] | Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,915,465	318,044	469,456
Non-PEO NEO [Member] | Year Over Year Difference of Year End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,344,193	(16,872)	9,331
Non-PEO NEO [Member] | Fair value at vesting date for awards granted and vested in current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	296,601	145,504	87,658
Non-PEO NEO [Member] | Fair Values Between Prior Year End Fair Values And Vesting Date Fair Values For Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	352,784	157,096	(48,661)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior yearend fair value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in total compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,580,381	(373,493)	112,300
Non-PEO NEO [Member] | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0